Derivatives and Hedge Accounting Activities (Gains and Losses on Derivatives in Cash Flow Hedging Relationships) (Detail) - Cash Flow Hedges - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	$ 8	$ 39	$ (4)	$ 72
Amount of Gain (Loss) Reclassified From AOCI to Income		(10)	(14)	(21)	(28)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	88	354	(32)	633
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	8	33	(4)	59
Amount of Gain (Loss) Reclassified From AOCI to Income		0	0	0	(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	88	353	(32)	632
Interest Rate Contract
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1],[3]	8	39	(4)	72
Amount of Gain (Loss) Reclassified From AOCI to Income	[3]	(10)	(14)	(21)	(28)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2],[3]	88	354	(32)	633
Interest Rate Contract | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1],[3]	8	33	(4)	59
Amount of Gain (Loss) Reclassified From AOCI to Income	[3]	0	0	0	(1)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2],[3]	$ 88	$ 353	$ (32)	$ 632

[1]	Amounts deferred into AOCI have no associated effect in the Companies' Consolidated Statements of Income.
[2]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in the Companies' Consolidated Statements of Income.
[3]	Amounts recorded in the Companies' Consolidated Statement of Income are classified in interest and related charges.